INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax benefit	$ 0	$ 0	$ 0
Gross increases - tax positions in prior period	0	0	0
Gross decreases - tax positions in prior period	0	0	0
Gross increases - tax positions in current period	0	0	0
Settlement	0	0	0
Lapse of statute of limitation	0	0	0
Unrecognized tax benefit	$ 0	$ 0	$ 0